Note 2 - Summary of Significant Accounting Policies - Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted average grant date fair value (in dollars per share)	$ 3.69	$ 0.49
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.00%	0.83%
Expected volatility	124.58%	225.21%
Expected life (in years) (Year)	5 years	4 years 332 days